Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

July 17, 2017

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Dow Jones Target Today Fund (the "Fund"). The interactive data relates to summary information that mirrors the Fund's summary information in its prospectus supplement dated May 18, 2017 which was refiled on July 3, 2017 (SEC Accession No. 0001081400-17-001512). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel